Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2015
Major Classes of Assets and Liabilities of Local Exchange and Related Landline Activities in California, Florida and Texas

The following table summarizes the major classes of assets and liabilities of our local exchange and related landline activities in California, Florida and Texas which are classified as held for sale on our consolidated balance sheet as of December 31, 2015:

(dollars in millions)

Assets held for sale:
Accounts receivable	$435
Prepaid expense and other	58

Total current assets held for sale	493

Plant, property and equipment, net	8,884
Goodwill (Note 3)	1,328
Other assets	55

Total non-current assets held for sale	10,267

Total assets held for sale	$10,760

Liabilities related to assets held for sale:
Accounts payable and accrued liabilities	$256
Other current liabilities	207

Total current liabilities related to assets held for sale	463

Long-term debt	594
Employee benefit obligations	289
Other liabilities	76

Total non-current liabilities related to assets held for sale	959

Total liabilities related to assets held for sale	$1,422

AOL Inc
Purchase Price Identified Based on Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the consideration to AOL’s shareholders and the identification of the assets acquired, including cash acquired of $0.5 billion, and liabilities assumed as of the close of the acquisition, as well as the fair value at the acquisition date of AOL’s noncontrolling interests:

(dollars in millions)	As of June 23, 2015

Cash payment to AOL’s equity holders	$3,764
Estimated liabilities to be paid	377

Total consideration	$4,141

Assets acquired:
Goodwill	$1,903
Intangible assets subject to amortization	2,504
Other	1,551

Total assets acquired	5,958

Liabilities assumed:
Total liabilities assumed	1,816

Net assets acquired:	4,142
Noncontrolling interest	(1)

Total consideration	$4,141